Cash and cash equivalents and cash flow supporting notes (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of cash and cash equivalents

	2022 £’000	2021 £’000	2020 £’000
Cash at bank available on demand	2,836	10,057	7,546

Schedule of cash inflows from an equity financing transaction

	2022 £’000	2021 £’000	2020 £’000
Gross proceeds	321	10,091	10,792
Transaction costs	(78)	(1,056)	(1,050)
Proceeds from issuing shares	243	9,035	9,742

Schedule of changes in bank loan liabilities

	Non-current liabilities £’000	Current liabilities £’000	Total £’000
At 1 January 2022	620	699	1,319
Cash flows	–	(178)	(178)
Non-cashflows:	–	–	–
Loans and borrowings classified as non-current 31 December 2021 becoming current in 2022	(178)	178	–
Gain/(loss) in finance income within the consolidated statement of comprehensive income	–	(468)	(468)
Interest accruing in period	21	15	36
At 31 December 2022	463	246	709

	Non-current liabilities £’000	Current liabilities £’000	Total £’000
At 1 January 2021	60	1,759	1,819
Cash flows	–	(215)	(215)
Non-cashflows:
Foreign Exchange	–	(4)	(4)
New leases	715	5	720
Effect of modification to lease term – IFRS 16	–	(24)	(24)
Loans and borrowings classified as non-current 31 December 2020 becoming current in 2021	(178)	178	–
Transfer to share premium on exercise of warrants	–	(70)	(70)
Gain/(loss) recognised in finance income within the consolidated statement of comprehensive income	–	(936)	(936)
Interest accruing in period	23	6	29
At 31 December 2021	620	699	1,319

	Non-current liabilities £’000	Current liabilities £’000	Total £’000
At 1 January 2020	5,670	1,076	6,746
Cash flows	(6,182)	(258)	(6,440)
Non-cashflows:
Foreign Exchange	252	23	275
Fair value changes	1,176	–	1,176
Effect of modification to lease term – IFRS 16	(877)	89	(788)
Reclassification portion government loan to non-current	51	(51)	–
Warrants issued	–	997	997
Transfer to share premium on exercise of warrants	–	(499)	(499)
Gain/(loss) recognised in finance income within the consolidated statement of comprehensive income	–	397	397
Interest accruing in period	(30)	(15)	(45)
At 31 December 2020	60	1,759	1,819